SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent event except disclosed below that is required disclosure in the CFS.

On May 6, 2026, the Company entered into two separate twelve-month technical development and AI research and development service agreements with unaffiliated third parties, Bangyuan Liu and Akaewood Investment Holding Co., Ltd., to support the development of the Company’s LLM-Based Learning APP System. In full consideration for the ongoing technical services to be rendered under the foregoing agreements, the Company issued equity securities on June 15, 2026. Specifically, the Company issued 56,000 Class A ordinary shares (par value $0.0125 per share) to Bangyuan Liu and 64,000 Class A ordinary shares to Akaewood Investment Holding Co., Ltd., respectively.

On June 19, 2026, the Board approved a 50-for-1 reverse stock split of the Company’s Class A and Class B ordinary shares, with all fractional shares arising from the split rounded up to whole shares. The reverse stock split became effective for Nasdaq trading under the Company’s existing “NTCL” symbol upon market open on July 6, 2026, with a new CUSIP number of G6427C116. Concurrently, the par value of the Class A ordinary shares and Class B ordinary shares will be increased in proportion to the ratio of the Reverse Stock Split to US$0.0125 per share, and the number of authorized ordinary shares will be reduced in proportion to the ratio of the Reverse Stock Split to 760,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares.